UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    11:11 Capital Corp.
                                 Address: 825 3rd Avenue, Suite 241
                                          New York, NY  10022

				 13F File Number: 028-13523


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Pinsker
Title: Chief Executive Officer
Phone: 212-708-4794

Signature,                               Place,             and Date of Signing:


/s/  Brian Pinsker                 	  New York, NY       November 12, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  Millennium Management LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:   $260,151 (thousands)


List of Other Included Managers:

No.        Form 13 F File Number      Name
---        ---------------------      ----
1	   028-10684		      Millennium Management LLC

FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE SHARES/  SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP   x$1000 PRN AMT  PRN CALL DSCRETN MNGRS    SOLE    SHARED    NONE
-----------------------      --------        --------- ------ -------- --- ---- ------- ------- -------  ------   -------
CEPHALON INC                 COM             156708109 43680  750000   SH       OTHER   1                750000
UNITED THERAPEUTICS CORP DEL COM             91307C102 38702  790000   SH       OTHER   1                790000
KING PHARMACEUTICALS INC     COM             495582108 20940  1944300  SH       OTHER   1                1944300
BIOMARIN PHARMACEUTICAL INC  COM             09061G101 17990  995000   SH       OTHER   1                995000
MEDICIS PHARMACEUTICAL CORP  CL A NEW        584690309 17635  826000   SH       OTHER   1                826000
ENZON PHARMACEUTICALS INC    COM             293904108 17432  2113000  SH       OTHER   1                2113000
AMYLIN PHARMACEUTICALS INC   COM             032346108 16428  1200000  SH       OTHER   1                1200000
ABRAXIS BIOSCIENCE INC NEW   COM             00383Y102 15236  418800   SH       OTHER   1                418800
EMDEON INC                   CL A            29084T104 13109  809200   SH       OTHER   1                809200
I-FLOW CORP                  COM NEW         449520303 9027   792578   SH       OTHER   1                792578
LILLY ELI & CO               COM             532457108 8258   250000   SH       OTHER   1                250000
CHEMED CORP NEW              COM             16359R103 8150   185700   SH       OTHER   1                185700
UNITEDHEALTH GROUP INC       COM             91324P102 6240   249200   SH       OTHER   1                249200
ELAN PLC                     ADR             284131208 6221   875000   SH       OTHER   1                875000
VANDA PHARMACEUTICALS INC    COM             921659108 4839   415700   SH       OTHER   1                415700
BOSTON SCIENTIFIC CORP       COM             101137107 4236   400000   SH       OTHER   1                400000
OMNICARE INC                 COM             681904108 2874   127600   SH       OTHER   1                127600
ARIAD PHARMACEUTICALS INC    COM             04033A100 1768   800000   SH       OTHER   1                800000
PAIN THERAPEUTICS INC        COM             69562K100 1324   261700   SH       OTHER   1                261700
SALIX PHARMACEUTICALS INC    COM             795435106 1063   50000    SH       OTHER   1                50000
SYNOVIS LIFE TECHNOLOGIES IN COM             87162G105 806    58398    SH       OTHER   1                58398
OTIX GLOBAL INC              COM             68906N101 788    829472   SH       OTHER   1                829472
COMBIMATRIX CORPORATION      COM             20009T105 709    107900   SH       OTHER   1                107900
CUMBERLAND PHARMACEUTICALS I COM             230770109 452    27900    SH       OTHER   1                27900
CLINICAL DATA INC NEW        COM             18725U109 403    24200    SH       OTHER   1                24200
ARYX THERAPEUTICS INC        COM             043387109 388    124000   SH       OTHER   1                124000
AMGEN INC                    COM             031162100 301    5000     SH       OTHER   1                5000
GTX INC DEL                  COM             40052B108 275    21500    SH       OTHER   1                21500
LIGAND PHARMACEUTICALS INC   CL B            53220K207 265    114700   SH       OTHER   1                114700
BIOGEN IDEC INC              COM             09062X103 253    5000     SH       OTHER   1                5000
EXELIXIS INC                 COM             30161Q104 159    24900    SH       OTHER   1                24900
CELERA CORP                  COM             15100E106 115    18400    SH       OTHER   1                18400
GENZYME CORP                 COM             372917104 57     1000     SH       OTHER   1                1000
DENDREON CORP                COM             24823Q107 28     1000     SH       OTHER   1                1000
